COMMITMENTS AND CONTINGENCIES - Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES
Net revenues generated from these kindergartens	$ 140,803	$ 108,513	$ 82,858
VIE's Kindergartens
COMMITMENTS AND CONTINGENCIES
Net revenues generated from these kindergartens	$ 7,241	$ 4,489	$ 2,358